Summary of significant accounting policies - Revenue by major product line and Foreign Currency translation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) ¥ / $	Dec. 31, 2024 USD ($) ¥ / $	Dec. 31, 2023 USD ($) ¥ / $	Dec. 31, 2025 $ / $	Dec. 31, 2024 $ / $	Dec. 31, 2023 $ / $
Summary of significant accounting policies
Revenues	$ 17,096	$ 10,073	$ 3,569
Foreign exchange	7.03	7.19		0.67	0.62
Foreign Currency Exchange Rate	7.1	7.12	6.56	0.65	0.66	0.66
Interest On Loans
Summary of significant accounting policies
Revenues	$ 2,167	$ 3,308	$ 2,313
Property lease and management
Summary of significant accounting policies
Revenues	1,384	1,780	1,069
Applications, technology & services
Summary of significant accounting policies
Revenues	549	151	$ 187
Consultancy services for insurance products
Summary of significant accounting policies
Revenues	12,859	4,478
Advisory and referral services
Summary of significant accounting policies
Revenues	$ 137	$ 356